SEGMENT REPORTING - Summary of revenues and percentage of revenues by geographical locations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT REPORTING
Total revenues	$ 224,315	$ 255,287	$ 629,428
Revenues (as a percent)	100.00%	100.00%	100.00%
Europe
SEGMENT REPORTING
Total revenues	$ 62,666	$ 96,085	$ 313,559
Revenues (as a percent)	27.90%	37.60%	49.80%
North America
SEGMENT REPORTING
Total revenues	$ 133,030	$ 119,513	$ 235,974
Revenues (as a percent)	59.30%	46.80%	37.50%
Other countries
SEGMENT REPORTING
Total revenues	$ 28,619	$ 39,689	$ 79,895
Revenues (as a percent)	12.80%	15.60%	12.70%